Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
REVENUES:
Voyage and time charter revenues	$ 82,324	$ 87,359
Service Revenues	1,251	0
Total Revenues (Notes 4, 17)	83,575	87,359
OPERATING EXPENSES/(INCOME):
Voyage expenses (Notes 4, 17)	20,943	12,169
Vessels’ operating expenses	34,486	38,660
Depreciation and amortization (Notes 6,7)	15,120	13,974
Impairment loss, (gain)/loss from sale of vessels (Note 6)	1,454	(5,109)
General and administrative expenses (Note 4)	15,185	14,781
Other, net	70	(365)
Operating income/(loss)	(3,683)	13,249
OTHER INCOME / (EXPENSES):
Interest and finance costs (Notes 4, 18)	(9,575)	(9,595)
Interest income	1,845	790
Other, net	213	33
Total other expenses, net	(7,517)	(8,772)
INCOME/(LOSS) BEFORE INCOME TAXES	(11,200)	4,477
Income taxes (Note 21)	(74)	(2)
NET INCOME/(LOSS)	(11,274)	4,475
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 20)	$ (11,274)	$ 4,475
EARNINGS/(LOSSES) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 20)	$ (0.13)	$ 0.04
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 20)	86,893,214	102,123,365
Dividends declared per share (Note 14)	$ 0	$ 0.05